Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.43696	$ 0.43696
Common stock, shares issued	[1]	19,478	19,021
Common stock, shares outstanding	[1]	19,478	19,021
Common Stock, share authorized		Unlimited	Unlimited

[1]	Retroactively adjusted for the twenty-to-one share combination, effective April 7, 2025 – See Note 1